Long-term Investments, Net ( Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 10, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-term Investments [Line Items]
Comprehensive income in consolidated statements		$ (232,000)	$ (850,000)	$ 0
Cost of the investments	1,950,000
Bridea Corporation [Member]
Long-term Investments [Line Items]
Percentage of acquired equity interests				10.00%
Fixed cash consideration				500,000
Seven mobile game development companies [Member]
Long-term Investments [Line Items]
Aggregate initial consideration		3,100,000
Carrying value of equity method investments		2,900,000
Comprehensive income in consolidated statements		$ 200,000
Seven mobile game development companies [Member] | Minimum [Member]
Long-term Investments [Line Items]
Percentage of acquired equity interests		10.00%
Seven mobile game development companies [Member] | Maximum [Member]
Long-term Investments [Line Items]
Percentage of acquired equity interests		30.00%